Huber Select Large Cap Value Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Aerospace & Defense - 2.6%
Northrop Grumman Corp.	8,593	$3,839,009

Automotive - 3.4%
Goodyear Tire & Rubber Co.(a)	120,700	1,682,558
Miller Industries, Inc.	85,262	3,431,796
		5,114,354

Banking - 18.8%
Bank of America Corp.	137,546	4,677,939
Citigroup, Inc.	140,768	7,906,939
First Citizens BancShares, Inc. - Class A	1,800	2,718,000
First Horizon Corp.	289,626	4,124,274
JPMorgan Chase & Co.	18,233	3,179,106
Regions Financial Corp.	130,500	2,436,435
Truist Financial Corp.	76,700	2,842,502
		27,885,195

Beverages - 0.4%
Anheuser-Busch InBev SA/NV - ADR	9,000	555,660

Biotech & Pharmaceuticals - 10.2%
Eli Lilly & Co.	20,437	13,194,332
Merck & Co., Inc.	14,193	1,714,231
Pfizer, Inc.	9,530	258,072
		15,166,635

Chemicals - 2.4%
Innospec, Inc.	17,352	2,014,741
Olin Corp.	30,100	1,567,307
		3,582,048

Consumer Services - 4.3%
Rent-A-Center, Inc.	190,996	6,341,067

Cosmetics/Personal Care - 0.6%
Kenvue, Inc.	43,000	892,680

Electric Utilities - 0.6%
Constellation Energy Corp.	6,977	851,194

Electrical Equipment – 0.3%
TE Connectivity Ltd.	3,357	477,332

Entertainment Content - 1.2%
Lions Gate Entertainment Corp. - Class B(a)	180,000	1,746,000

Food - 1.8%
Herbalife Ltd.(a)	169,430	2,041,631
Tyson Foods, Inc. - Class A	11,458	627,440
		2,669,071

Health Care Facilities & Services - 1.2%
Select Medical Holdings Corp.	70,796	1,839,988

Home Construction - 0.5%
Lennar Corp. - Class B	5,560	771,450

Industrial Support Services - 2.7%
United Rentals, Inc.	6,400	4,002,560

Insurance - 1.4%
CNO Financial Group, Inc.	74,421	2,022,763

Oil & Gas Producers – 15.6%
BP PLC - ADR	191,900	6,735,690
Cheniere Energy, Inc.	11,300	1,853,087
Devon Energy Corp.	18,000	756,360
Golar LNG Ltd.	134,700	2,937,807
New Fortress Energy, Inc.	128,836	4,281,220
Shell PLC - ADR	104,200	6,555,222
		23,119,386

Retail - Discretionary - 1.3%
Home Depot, Inc.	5,398	1,905,278

Software - 7.5%
Microsoft Corp.	27,928	11,103,614

Specialty Finance - 1.9%
Enova International, Inc.(a)	51,709	2,814,521

Technology Hardware - 0.2%
Hewlett Packard Enterprise Co.	16,471	251,842

Technology Services - 10.5%
KBR, Inc.	209,477	10,915,846
Mastercard, Inc. - Class A	7,359	3,305,884
Science Applications International Corp.	10,205	1,302,770
		15,524,500

Telecommunications - 2.9%
AT&T, Inc.	242,380	4,287,702

Tobacco & Cannabis - 0.1%
Philip Morris International, Inc.	2,259	205,230

Transportation & Logistics - 2.5%
FedEx Corp.	15,100	3,643,479

Transportation Equipment - 0.4%
Commercial Vehicle Group, Inc.(a)	82,457	535,146
TOTAL COMMON STOCKS (Cost $89,476,542)		141,147,704

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 5.25%(b)	1,052,192	1,052,192
First American Treasury Obligations Fund - Class X, 5.23%(b)	1,052,192	1,052,192
TOTAL SHORT-TERM INVESTMENTS (Cost $2,104,384)		2,104,384

TOTAL INVESTMENTS - 96.7% (Cost $91,580,926)		143,252,088
Other Assets in Excess of Liabilities - 3.3%		4,980,482
TOTAL NET ASSETS - 100.0%		$148,232,570

ADR - American Depositary Receipt
PLC - Public Limited Company
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Huber Select Large Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Huber Select Large Cap Value Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$141,147,704	$–	$–	$141,147,704
Money Market Funds	2,104,384	–	–	2,104,384
Total Investments	$143,252,088	$–	$–	$143,252,088

Refer to the Schedule of Investments for industry classifications.